[LOGO OF EATON VANCE APPEARS HERE]

        [PHOTO OF STOCK CERTIFICATES, NEWSPAPER STOCK PAGE & PHONE APPEARS HERE]

SEMI-ANNUAL REPORT MARCH 31, 1997

[PHOTO OF STATUE OF PAUL REVERE ON HORSEBACK APPEARS HERE]

EATON VANCE INCOME FUND OF BOSTON
Global management - Global Distribution

[PHOTO OF BOSTON SKYLINE FROM BOSTON HARBOR APPEARS HERE]

Eaton Vance Income Fund of Boston as of March 31, 1997

INVESTMENT UPDATE


Investment Environment
--------------------------------------------------------------------------------

   The High-Yield Market

 . Interest rates were volatile during the six-month period ended March 31. For example, ten-year Treasury bond yields declined from 6.92% in late summer to 6.05% by November in response to expectations of continued low inflation. However, as the Federal Reserve signalled its renewed inflation concerns, yields again rose to the 6.90% level by the end of March.

 .  The high-yield market continued to expand in 1996. New issuance reached $74 billion, while total market capitalization grew from $300 billion to $354 billion, according to Securities Data Corp.

 .  Credit quality for high-yield bonds improved. According to Moody's Investor
   Service, a bond rating agency, $19.8 billion in bonds were upgraded in the first quarter of 1997. Meanwhile, default rates have fallen to less than half their 4% historical rate.

[PHOTO OF HOOKER TALCOTT, JR. PORTFOLIO MANAGER APPEARS HERE]

The Fund
--------------------------------------------------------------------------------

   Performance for the Past Six Months

 . The Fund's total return was 4.4% for the six months ended March 31, 1997,/1/ the result of a decline in net asset value per share from $8.12 on September 30, 1996 to $8.08 on March 31, 1997, and the reinvestment of $0.396 in dividends.

 . In comparison, the Lehman Brothers High Yield Index - an unmanaged index of high-yield bonds - had a total return of 4.7% during the same period.*

   Recent Portfolio Shifts

 . The Portfolio increased its commitments to non-economically-sensitive sectors such as food processors. One such holding, International Home Foods, has an impressive array of brand names, including Gulden's Mustard and Chef
   Boyardee. Another food holding, MBW Foods, Inc., makes Mrs. Butterworth's syrup. The Portfolio decreased its holdings in cyclical issues like steels and paper.

 . Broadcasting and cable bonds remained the Portfolio's largest sector weighting. Cable companies such as Marcus Cable Co. enjoyed good subscriber growth, while the radio and television sectors were swept by a round of mergers.

[PHOTO OF MICHAEL WEILHEIMER, PORTFOLIO MANAGER APPEARS HERE]

   Other developments in the Portfolio

 . The Fund benefited from increased corporate finance activity as two of its high yield issuers - Monarch Marking and Overhead Door Corp. - were purchased by investment grade companies. Another Portfolio holding, Videotron UK, is in the process of being merged into a subsidiary of Cable & Wireless, a large U.K.-based telecom company.

 .  A new investment among the Portfolio's ten largest holdings was Allied Waste
   North America, the nation's fourth largest waste management company. Allied has achieved impressive business synergies through acquisitions and, by matching landfills sites with waste hauling routes in selected areas, has generated major cost savings.

--------------------------------------------------------------------------------
Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------
 ................................................................................
Fund Information
as of March 31, 1997


Performance/2/
 ................................................................................
Average Annual total Returns  (at net asset value)
----------------------------------------------------------------
One year                                                   11.6%
Five years                                                 10.8
Ten years                                                   9.9


SEC Average Annual Total Returns (including 3.75% sales charge.)
-----------------------------------------------------------------
One year                                                    7.4%
Five years                                                 10.0
Ten years                                                   9.5


Diversification by Industry/3/
-----------------------------------------------------------------
By total net assets

Broadcast/Cable                                            12.1%
Communication Services                                      9.6%
Oil/Gas                                                     7.7%
Foods                                                       6.6%
Containers/Packaging                                        6.3%


Ten Largest Holdings/4/
-----------------------------------------------------------------
By total net assets

United International Holdings                               1.6%
Allied Waste NA                                             1.4
Specialty Foods Acquisition                                 1.4
Newsquest Capital Corp.                                     1.3
Marcus Cable Operating Co.                                  1.2
Imo Industries                                              1.2
Shared Tech/Fairchild Inc.                                  1.2
Videotron UK                                                1.2
Diamond Cable Communications Co.                            1.2
Kaiser AluminumCorp.                                        1.2

--------------------------------------------------------------------------------
/1/ Return does not reflect 3.75% maximum sales charge.

/2/ Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns reflect maximum 3.75% sales charge.

    Past performance is no guarantee of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/3/ By net assets as of 3/31/97. Sector weightings subject to change due to active management.

/4/ Positions and holdings are as of 3/31/97 only and may not be representative of the Fund's current or future investments. Ten largest holdings account for 12.9% of the Fund's investments, determined by dividing the total market value of the holdings by the total net assets of the Fund.

*   It is not possible to invest directly in the Index.

Eaton Vance Income Fund of Boston as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)


Corporate Bonds & Notes -- 91.8%




                                         Principal
                                         Amount
Security                                 (000 omitted)      Value
-------------------------------------------------------------------------

Apparel -- 3.1%
-------------------------------------------------------------------------
Anvil Knitwear, Inc, Sr. Notes,
10.875%, 3/15/07/(1)/                    $   900            $    886,500

Collins & Aikman Corp., Sr. Sub.
Notes, 11.50%, 4/15/06                       700                 773,500

Dan River Inc., Sr. Sub. Notes,
10.125%, 12/15/03                          1,450               1,464,500

Glenoit Corp., Sr. Sub Notes,
11.00%, 4/15/07/(1)/                       1,200               1,195,500

William Carter, Sr. Sub Notes,
10.375%, 12/1/06/(1)/                      1,000               1,010,000
-------------------------------------------------------------------------
                                                            $  5,330,000
-------------------------------------------------------------------------

Auto and Parts -- 1.1%
-------------------------------------------------------------------------
Key Plastics Inc., Sr. Notes,
14.00%, 11/15/99                         $ 1,500            $  1,665,000

Key Plastics, Inc., Sr. Notes,
10.25%, 3/15/07                              200                 198,500
-------------------------------------------------------------------------
                                                            $  1,863,500
-------------------------------------------------------------------------

Banks - Regional -- 0.2%
-------------------------------------------------------------------------
First Nationwide, Inc. Sr. Notes,
12.50%, 4/15/03                          $   400            $    436,000
-------------------------------------------------------------------------
                                                            $    436,000
-------------------------------------------------------------------------

Banks and Money Services -- 1.4%
-------------------------------------------------------------------------
Hawk Corp., Sr. Notes, 10.25%,
12/1/03/(1)/                             $ 1,100            $  1,111,000

Intertek Finance PLC, Sr. Sub.
Notes, 10.25%, 11/1/06/(1)/                1,200               1,218,000
-------------------------------------------------------------------------
                                                            $  2,329,000
-------------------------------------------------------------------------

Broadcasting and Cable -- 10.8%
-------------------------------------------------------------------------
Australis Holdings Pty Ltd., Sr.
Disc. Notes, 15.00%, (0% until
2000) 11/1/02/(1)/                       $   859            $    502,515

Cablevision Systems Corp., Sr. Sub.
Notes, 10.75%, 4/1/04                        500                 513,750

Cablevision Systems Corp., Sr. Sub.
Notes, 9.25%, 11/1/05                        700                 665,000

Diamond Cable Communications Co.,
Sr. Disc. Notes, 13.25%, (0% until
1999), 9/30/04                               400                 312,000

Diamond Cable Communications Co.,
Sr. Disc. Notes, 11.75%, (0% until
2000), 12/15/05                            1,700               1,088,000

Diamond Cable Communications Co.,
Sr. Disc. Notes, 10.75%, (0% until
2002),  2/15/07                            1,200                 648,000

Dobson Communications Corp., Sr.
Notes, 11.75%, 4/15/07/(1)/                  500                 480,000

EZ Communications Inc., Sr. Sub.
Notes, 9.75%, 12/1/05                      1,900               1,957,000

Groupe Videotron Ltd., Sr. Notes,
10.625%, 2/15/05                           1,000               1,100,000

ICG Holdings, Inc., Sr. Sub. Notes,
11.625%, (0% until 2002)  3/15/07/(1)/     1,400                 759,500

International Cabletel, Inc., Sr.
Disc. Notes, 11.50%, (0% until
2001),  2/1/06                             1,450                 899,000

International Cabletel, Inc., Sr.
Notes, 10.00%, 2/15/07/(1)/                1,000                 940,000

Marcus Cable Co., Sr. Debs.,
11.875%, 10/1/05                             200                 208,000

Marcus Cable Co., Sr. Disc. Notes,
14.25%, (0% until 2000), 12/15/05          2,500               1,725,000

Marcus Cable Operating Co., Sr.
Disc. Notes, 13.50%, (0% until
1999),  8/1/04                               200                 159,000

Sullivan Broadcasting Co., Inc.,
Sr. Sub. Notes, 10.25%, 12/15/05           1,350               1,329,750

TCI Satellite Entertainment, Sr.
Sub Notes, 10.875%, 2/15/07/(1)/             600                 528,000

United International -Series B, 0%,
11/15/99                                     700                 511,000

United International Holdings Inc.,
Sr. Sec. Disc. Notes, 0%, 11/15/99         2,910               2,124,300

Videotron Holdings PLC, Inc., Sr.
Disc. Notes, 11.00%, (0% until
1999), 8/15/05                             2,600               2,054,000
-------------------------------------------------------------------------
                                                            $ 18,503,815
-------------------------------------------------------------------------

Building Materials -- 3.6%
-------------------------------------------------------------------------
Building Materials Corp., Sr. Sub,
8.625%, 12/15/06                         $   200            $    200,000

Building Materials Corp., Sr. Sub.
Notes, 11.75%, (0% until 2000),
7/1/04                                     1,000                 887,500

Kaiser Aluminum and Chemical, Sr.
Notes, 10.875%, 10/15/06                     500                 520,000

Overhead Door Corp., Sr. Notes,
12.25%, 2/1/00                             1,900               2,023,500

Southdown, Inc., Sr. Sub. Notes.,
10.00%, 3/1/06                             1,500               1,605,000

Tarkett International, AG., Sr.
Sub. Notes, 9.00%, 3/1/02                    900                 915,750
-------------------------------------------------------------------------
                                                            $  6,151,750
-------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Income Fund of Boston as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



                                         Principal
                                         Amount
Security                                 (000 omitted)      Value
---------------------------------------------------------------------------

Business Services -- 0.6%
---------------------------------------------------------------------------
Kindercare Learning Centers, Sr.
Sub. Notes, 9.50%, 2/15/09/(1)/          $ 1,000            $    965,000
---------------------------------------------------------------------------
                                                            $    965,000
---------------------------------------------------------------------------

Business Services - Miscellaneous -- 1.4%
---------------------------------------------------------------------------
Allied Waste North America, 10.25%,
12/1/06/(1)/                             $ 2,400            $  2,448,000
---------------------------------------------------------------------------
                                                            $  2,448,000
---------------------------------------------------------------------------

Chemicals -- 5.1%
---------------------------------------------------------------------------
Agricultural Minerals & Chemicals
Inc., Sr. Notes, 10.75%, 9/30/03         $ 1,000            $  1,055,000

ISP Holdings, Inc., Sr. Notes,
9.75%, 2/15/02                             1,215               1,263,600

NL Industries, Inc., Sr. Notes,
11.75%, 10/15/03                           1,000               1,050,000

Pioneer Americas Acq. Corp., Sr.
Notes, 13.375%, 4/1/05                     1,250               1,456,250

Plastic Containers, Inc., Sr.
Notes, 10.00%, 12/15/06                      600                 606,000

Plastic Specialties and Tech.,
Inc., Sr. Sec. Notes, 11.25%,
12/1/03                                    1,550               1,674,000

Terra Industries Inc., Sr. Notes,
10.50%, 6/15/05                              700                 742,000

UCC Investors, Inc., Sr. Sub.
Notes, 11.00%, 5/1/03                        800                 848,000
---------------------------------------------------------------------------
                                                            $  8,694,850
---------------------------------------------------------------------------

Communications Equipment -- 1.7%
---------------------------------------------------------------------------
Omnipoint Corp., Sr. Notes,
11.625%, 8/15/06                         $ 1,200            $  1,044,000

Pricellular Wireless Communications
Corp., Sr Sub. Disc. Nts., 12.25%,
(0% until 1998), 10/1/03                   1,500               1,335,000

Pricellular Wireless Communications
Corp., Sr. Notes, 10.75%, 11/1/04            600                 607,500
---------------------------------------------------------------------------
                                                            $  2,986,500
---------------------------------------------------------------------------

Communications Services -- 9.5%
---------------------------------------------------------------------------
Australis Media Ltd., Sub. Disc.
Notes, 14.00%, (0% until 2000),
5/15/03                                  $ 1,501            $    870,593

Brooks Fiber Properties, Inc., Sr.
Disc. Notes, 11.875%, (0% until
2001), 11/1/06                             1,200                 714,000

Brooks Fiber Properties. Inc., Sr.
Disc. Notes, 10.875%, (0% until
2001), 3/1/06                              1,500                 930,000

CS Wireless Systems, Inc., 11.375%,
(0% until 2001), 3/1/06                      720                 223,200

Dial Call Communications Inc., Sr.
Red. Notes, 12.25%, (0% until
1999), 4/15/04                           $ 1,800               1,296,000

Echostar Satellite Broadcasting
Corp., Sr. Disc. Notes, 13.125%,
(0% until 2000), 3/15/04                   1,200                 948,000

Esat Holdings, Ltd., Sr. Notes,
12.50%, (0% until 2002), 2/1/07/(1)/         800                 440,000

Galaxy Telecom LP., Sr. Sub. Notes,
12.375%, 10/1/05                             600                 618,000

McCaw International, Ltd., 13.00%,
(0% until 2002) 4/15/07/(1)/               1,700                 794,750

McLeod Inc., Sr. Disc. Notes,
10.50%, (0% until 2000)
3/1/07/(1)/                                1,600                 880,000

Microcell Telecommunication, Sr.
Disc. Notes, 14.00%, (0% until
2001), 6/1/06                              2,800               1,372,000

Millicom International Cellular,
Inc., Sr. Disc. Notes, 13.50%, (0%
until 2001), 6/1/06                        1,800               1,170,000

Nextlink Communications, Inc., Sr.
Notes, 12.50%, 4/15/06                     1,400               1,421,000

Orion Network Systems, Inc., Sr.
Notes, 11.25%, 1/15/07                     1,400               1,358,000

Orion Network Systems, Inc., Sr.
Notes, 12.50%, (0% until 2002)
1/15/07                                      800                 400,000

Shared Tech / Fairchild, Inc., Sr.
Disc. Notes, 12.25%, (0% until
1999), 3/1/06                              2,500               2,056,250

Telewest PLC, Debs., 11.00%, (0%
until 2002) 10/1/07                        1,200                 780,000
---------------------------------------------------------------------------
                                                            $ 16,271,793
---------------------------------------------------------------------------

Computer Software -- 1.1%
---------------------------------------------------------------------------
Unisys Corp., Sr. Notes, 11.75%,
10/15/04                                 $   400            $    418,000

Unisys Corp., Sr. Notes, 12.00%,
4/15/03                                    1,400               1,463,000
---------------------------------------------------------------------------
                                                            $  1,881,000
---------------------------------------------------------------------------

Containers and Packaging -- 6.0%
---------------------------------------------------------------------------
American Pad and Paper Co., Sr.
Sub. Notes, 13.00%, 11/15/05             $   650            $    754,000

Asia Pulp and Paper, 12.00%,
12/29/49                                   1,500               1,447,500

Container Corp., Sr. Notes, 10.75%,
5/1/02                                     1,000               1,080,000

Fort Howard Corp., Sr. Sec. Notes,
11.00%, 1/2/02                               614                 626,751

Gaylord Container Corp., Sr. Sub.
Disc. Debs., 12.75%, 5/15/05               1,700               1,853,000

Repap New Brunswick, Inc, Sr.
Notes, 10.625%, 4/15/05                      400                 400,000

Repap Wisconsin, Inc., Sr. Notes,
9.25%, 2/1/02                                800                 792,000

S.D. Warren Co., Sr. Sub. Notes,
12.00%, 12/15/04                           1,200               1,308,000


                       See notes to financial statements

Eaton Vance Income Fund of Boston as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

                                         Principal
                                         Amount
Security                                 (000 omitted)      Value
-------------------------------------------------------------------------

Containers and Packaging (continued)
-------------------------------------------------------------------------
Silgan Corp., Sr. Sub. Notes,
11.75%, 6/15/02                          $   500            $    535,000

Stone Container Corp., 1st Mtg.
Notes, 10.75%, 10/1/02                     1,000                 995,000

US Can Corp., 10.125%, 10/15/06              400                 416,000
-------------------------------------------------------------------------
                                                            $ 10,207,251
-------------------------------------------------------------------------

Electronics - Instruments -- 1.6%
-------------------------------------------------------------------------
Blue Bell Funding Inc., Sec. Ext.
Notes, 11.85%, 5/1/99                    $ 1,138            $  1,126,620

GS Technologies Corp., Sr. Notes,
12.25%, 10/1/05                            1,500               1,560,000
-------------------------------------------------------------------------
                                                            $  2,686,620
-------------------------------------------------------------------------

Entertainment -- 1.4%
-------------------------------------------------------------------------
All American Communications, Inc.,
Sr. Sub. Notes, 10.875%, 10/15/01        $ 1,100            $  1,133,000

Cinemark USA, Sr. Sub. Notes,
9.625%, 8/1/08                             1,200               1,200,000
-------------------------------------------------------------------------
                                                            $  2,333,000
-------------------------------------------------------------------------

Foods -- 6.6%
-------------------------------------------------------------------------
Inflo Holdings Corp., Promissory
Notes, 10.00%, (0% until 1999),
1/27/07+                                 $ 1,100            $    924,000

International Home Foods, Inc., Sr.
Sub. Notes, 10.375%, 11/1/06               2,000               2,015,000

Keebler Corp., Sr. Sub. Notes,
10.75%, 7/1/06                             1,430               1,558,700

MBW Foods, Inc., Sr. Sub. Notes,
9.875%, 2/15/07/(1)/                       1,200               1,188,000

PM Holdings Corp., Sr. Sub. Notes,
11.50%, (0% until 2000),  9/1/05             600                 432,000

Purina Mills, Inc., Sr. Sec. Sub.
Notes, 10.25%, 9/1/03                      1,000               1,030,000

Specialty Foods Acquisition Corp.,
11.25%, 8/15/03                              800                 708,000

Specialty Foods Acquisition Corp.,
Sr. Sub. Notes, 10.25%, 8/15/01            1,500               1,466,250

Specialty Foods Aquisition Corp.,
Sr. Sub Notes, 13.00%, (0% until
1999),  8/15/05                              400                 186,000

Van De Kamps, Inc., Sr. Sub. Notes,
12.00%, 9/15/05                            1,575               1,716,750
-------------------------------------------------------------------------
                                                            $ 11,224,700
-------------------------------------------------------------------------

Health Services -- 2.1%
-------------------------------------------------------------------------
Dade International, Inc., Sr. Sub.
Notes, 11.125%, 5/1/06                   $ 1,200            $  1,362,000

Owens & Minor, Inc., Sr. Sub.
Notes, 10.875%, 6/1/06                       800                 862,000

Tenet Healthcare Corp., Sr. Sub.
Notes, 8.625%, 1/15/07                     1,400               1,365,000
-------------------------------------------------------------------------
                                                            $  3,589,000
-------------------------------------------------------------------------

Household Products -- 1.9%
-------------------------------------------------------------------------
Lifestyle Furnishings, Inc.,
10.875%, 8/1/06                          $ 1,000            $  1,100,000

Pillowtex Corp., 10.00%, 11/15/06            600                 621,000

Renaisance Cosmetics, Sr. Notes,
11.75%, 2/15/04/(1)/                         500                 502,500

Revlon Worldwide, Inc., Sr.
Discount Notes, 0%, 3/15/01/(1)/             800                 496,000

Scholastic Brands, Inc., Sr. Sub
Notes, 11.00%, 1/15/07/(1)/                  500                 515,000
-------------------------------------------------------------------------
                                                            $  3,234,500
-------------------------------------------------------------------------

Investment Services -- 0.6%
-------------------------------------------------------------------------
DVI, Inc., Sr. Notes, 9.875%, 2/1/04     $ 1,100            $  1,097,250
-------------------------------------------------------------------------
                                                            $  1,097,250
-------------------------------------------------------------------------

Lodging and Gaming -- 3.4%
-------------------------------------------------------------------------
Aztar Corp., Sr. Sub. Notes,
13.75%, 10/1/04                          $ 1,000            $  1,120,000

Harvey Casinos Resorts, Sr. Sub.
Notes, 10.625%, 6/1/06                     1,500               1,582,500

Showboat Marina Casino, 1st Mtg.
Notes, 13.50%, 3/15/03                     1,000               1,125,000

Trump Atlantic City Associates,
Co., 1st Mtg. Notes, 11.25%, 5/1/06        1,000                 910,000

Trump Holdings & Funding Inc., Sr.
Notes, 15.50%, 6/15/05                     1,000               1,130,000
-------------------------------------------------------------------------
                                                            $  5,867,500
-------------------------------------------------------------------------

Machinery -- 2.7%
-------------------------------------------------------------------------
Alvey Systems, Inc., Sr. Sub.
Notes, 11.375%, 1/31/03                  $   600            $    624,000

Amtrol Acquisition, Inc., Sr. Sub,
10.625%, 12/31/06                            900                 927,000

Imo Industries, Sr. Sub. Notes,
11.75%, 5/1/06                             2,070               2,070,000

Motors And Gears, Inc., Sr. Notes,
10.75%, 11/15/06/(1)/                      1,000               1,012,500
-------------------------------------------------------------------------
                                                            $  4,633,500
-------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Income Fund of Boston as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

                                                Principal
                                                Amount
Security                                        (000 omitted)     Value
--------------------------------------------------------------------------------

Medical Products -- 0.8%
--------------------------------------------------------------------------------
Maxxim Medical, Inc., Sr. Sub. Notes, 10.50%,
8/1/06                                          $ 1,300           $  1,347,125
--------------------------------------------------------------------------------
                                                                  $  1,347,125
--------------------------------------------------------------------------------

Metals - Industrial -- 4.5%
--------------------------------------------------------------------------------
AK Steel Corp., Sr. Notes, 9.125%,
12/15/06                                        $   800           $    788,000

Applied Extrusion Inc., Sr. Notes, 11.50%,
4/1/02                                            1,500              1,552,500

Essex Group, Inc., Sr. Notes, 10.00%,
5/1/03                                            1,000              1,040,000

Howmet Corp., Sr. Sub. Notes, 10.00%,
12/1/03                                             650                692,250

Kaiser Aluminum Corp., Sr. Sub. Notes,
12.75%, 2/1/03                                    1,900              2,042,500

Newflo Corp., Sub. Notes, 13.25%,
11/15/02                                          1,400              1,519,000
--------------------------------------------------------------------------------
                                                                  $  7,634,250
--------------------------------------------------------------------------------

Miscellaneous -- 4.6%
--------------------------------------------------------------------------------
Alliant Tech Systems Inc., Sr. Sub. Notes,
11.75%, 3/1/03                                  $ 1,000           $  1,070,000

Clark-Schwebel, Sr. Notes, 10.50%,
4/15/06                                           1,300              1,358,500

Day International Group, Inc., Sr. Sub. Notes,
11.125%, 6/1/05                                   1,000              1,040,000

First Nationwide Escrow, Inc., Sr. Sub. Notes,
10.625%, 10/1/03/(1)/                             1,800              1,908,000

Imax Corp., Sr. Notes, 10.00%, (7% until 1997),
3/1/01                                              600                606,000

Selmer Co., Inc., Sr. Sub. Notes, 11.00%,
5/15/05                                           1,000              1,092,500

Webb Delaware Corp., Sr. Sub. Notes, 9.75%,
1/15/08                                             800                800,000
--------------------------------------------------------------------------------
                                                                  $  7,875,000
--------------------------------------------------------------------------------

Oil and  Gas - Equipment and Services -- 7.5%
--------------------------------------------------------------------------------
AES Corp., Sr. Sub. Notes, 10.25%,
7/15/06                                         $   400           $    433,000
Cal Energy Company, Inc., Sr. Notes, 9.50%,

9/15/06                                           1,500              1,597,500
Chesapeake Energy Corp., Sr. Notes, 9.125%,

4/15/06                                             800                820,000
Clark USA, Inc., Sr. Notes, 10.875%,

12/1/05                                             600                615,000
Coda Energy Inc., Sr. Sub. Notes, 10.50%,
4/1/06                                            1,000              1,055,000

Dawson Product Services, Inc., Sr. Notes,
9.375%, 2/1/07                                      700                693,000

El Paso Electric Co., 1st Mtg. Notes, 9.40%,
5/1/11                                              650                696,787

Kelley Oil and Natural Gas Corp., 10.375%,
10/15/06                                            400                412,000

Mariner Energy Corp., Sr. Sub. Notes, 10.50%,
8/1/06                                            1,900              1,976,000

Midland Cogeneration Venture, Sr. Sec. Lease
Oblig., 10.33%, 7/23/02                             684                724,596

Midland Funding II, Sec. Lease Oblig., 11.75%,
7/23/05                                             200                227,170

Parker Drilling Corp., Sr. Sub Notes, 9.75%,
11/15/06                                            600                633,000

Perez Companc, S.A., 9.00%, 1/30/04/(1)/          1,000                985,000

Trans Texas Gas Corp., Sr. Sec. Notes, 11.50%,
6/15/02                                           1,100              1,204,500

Veritas DGC, Inc., Sr. Notes, 9.75%, 10/15/03       800                812,000
--------------------------------------------------------------------------------
                                                                  $ 12,884,553
--------------------------------------------------------------------------------

Printing and Business Products -- 1.7%
--------------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub. Notes,
10.50%, 12/1/06                                 $ 1,300           $  1,358,500

Monarch Acquisition Corp., Sr. Notes,
12.50%, 7/1/03                                    1,300              1,517,750
--------------------------------------------------------------------------------
                                                                  $  2,876,250
--------------------------------------------------------------------------------

Publishing -- 1.8%
--------------------------------------------------------------------------------
Hollinger International Publications, Inc.,
Sr. Sub Notes, 9.25%, 3/15/07                   $   900           $    864,000

Newsquest Capital Corp., Sr. Sub. Notes,
11.00%, 5/1/06                                    2,095              2,178,800
--------------------------------------------------------------------------------
                                                                  $  3,042,800
--------------------------------------------------------------------------------

Retail - Food and Drug -- 3.3%
--------------------------------------------------------------------------------
Dominicks Finer Foods, Inc., Sr. Sub. Notes,
10.875%, 5/1/05                                 $   400           $    430,000

Duane Reade, G.P., Sr. Notes, 12.00%,
9/15/02                                           1,200              1,269,000

Ralphs Grocery Co., Inc., Sr. Sub. Notes,
13.75%, 6/15/05                                   1,500              1,605,000

Smith's Food & Drug Corp., Sr. Sub. Notes,
11.25%, 5/15/07                                     600                657,000

Star Markets Co., Sr. Sub. Notes, 13.00%,
11/1/04                                           1,550              1,736,000
--------------------------------------------------------------------------------
                                                                  $  5,697,000
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Income Fund of Boston as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                                Principal
                                                Amount
Security                                        (000 omitted)      Value
--------------------------------------------------------------------------------
Retail - General -- 1.7%
--------------------------------------------------------------------------------
Knoll, Inc., Sr. Sub. Notes, 10.875%,
3/15/06                                         $   800            $    880,000

Levitz Furniture Corp., Sr. Sub. Notes,
9.625%, 7/15/03                                     450                 330,750

Levitz Furniture Corp., Sr. Sub. Notes,
13.375%, 10/15/98                                   200                 198,000

Specialty Retailers, Inc., Sr. Sub. Notes,
11.00%, 8/15/03                                   1,350               1,434,375
--------------------------------------------------------------------------------
                                                                   $  2,843,125
--------------------------------------------------------------------------------

Total Corporate Bonds & Notes
    (identified cost $154,053,710)                                 $156,934,632
--------------------------------------------------------------------------------


Preferred Stocks -- 1.9%

Security                                        Shares             Value
--------------------------------------------------------------------------------
Broadcasting and Cable -- 1.3%
--------------------------------------------------------------------------------
American Radio Systems Corp., 11.375%/(1)/        6,000            $    603,000

Cablevision Systems Corp., 11.125%,
2/15/96 (PIK)                                     7,243                 648,221

Chancellor Radio Broadcasting
Corp., 12.00%/(1)/                               10,000                 985,000
--------------------------------------------------------------------------------
                                                                   $  2,236,221
--------------------------------------------------------------------------------

Communications Services -- 0.1%
--------------------------------------------------------------------------------
Nextlink Communications, 14.00% (PIK)/(1)/        5,500            $    247,500
--------------------------------------------------------------------------------
                                                                   $    247,500
--------------------------------------------------------------------------------

Containers and Packaging -- 0.3%
--------------------------------------------------------------------------------
S.D. Warren Co. w / Warrants, 14%,
12/15/06                                         12,000            $    468,000
--------------------------------------------------------------------------------
                                                                   $    468,000
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 0.2%
--------------------------------------------------------------------------------
Kelley Oil and Natural Gas Corp.                 10,560            $    274,560
--------------------------------------------------------------------------------
                                                                   $    274,560
--------------------------------------------------------------------------------

Total Preferred Stocks
    (identified cost $3,110,958)                                   $  3,226,281
--------------------------------------------------------------------------------


Common Stocks, Warrants and Rights-- 0.9%

Security                                        Shares             Value
--------------------------------------------------------------------------------
Auto and Parts -- 0.4%
--------------------------------------------------------------------------------
Bucyrus - Erie Co., Common                       87,279            $    698,232
--------------------------------------------------------------------------------
                                                                   $    698,232
--------------------------------------------------------------------------------

Broadcasting and Cable -- 0.0%
--------------------------------------------------------------------------------
American Telecasting, Inc. Warrants+*             1,400            $      2,800

Australis Media Ltd., Warrants+*                  1,300                      --

United International Holdings, Inc.,
Warrants Exp. 11/15/99+*                          1,960                  14,210
--------------------------------------------------------------------------------
                                                                   $     17,010
--------------------------------------------------------------------------------

Building Materials -- 0.1%
--------------------------------------------------------------------------------
Southdown, Inc.                                   4,500            $    155,250
--------------------------------------------------------------------------------
                                                                   $    155,250
--------------------------------------------------------------------------------

Chemicals -- 0.1%
--------------------------------------------------------------------------------
Crompton & Knowles Corp., Common                  7,117            $    143,223

Sterling Chemicals Holdings- Warrants+*             800                  28,000
--------------------------------------------------------------------------------
                                                                   $    171,223
--------------------------------------------------------------------------------

Communications Equipment -- 0.0%
--------------------------------------------------------------------------------
In Flight Phone Corp., Warrants Exp.
8/31/02+*                                           400            $         --
--------------------------------------------------------------------------------
                                                                   $         --
--------------------------------------------------------------------------------

Communications Services -- 0.1%
--------------------------------------------------------------------------------
CS Wireless Systems, Inc., Common+                  198            $         --

Microcell Telecommunication, Warrants+*          11,200                 112,000

Microcell Telecommunication,
Contingent Warrants+*                            11,200                   7,560

Nextel Communications Warrants Exp.
04/25/99+*                                        1,800                     450
--------------------------------------------------------------------------------
                                                                   $    120,010
--------------------------------------------------------------------------------

Containers and Packaging -- 0.0%
--------------------------------------------------------------------------------
SD Warren Company, Warrants Exp.
12/15/06+*                                       12,000            $     48,000
--------------------------------------------------------------------------------
                                                                   $     48,000
--------------------------------------------------------------------------------



                       See notes to financial statements

Eaton Vance Income Fund of Boston as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Security                                        Shares        Value
-------------------------------------------------------------------------------

Foods -- 0.0%
-------------------------------------------------------------------------------
Servam Corp., $2.00 Warrant Exp. 4/1/01+*         7,864       $         --

Servam Corp., $4.50 Warrant Exp. 4/1/01+*         1,768                 --

Servam Corp., Common+*                              884                 --

Specialty Foods Acquisition Corp.,
Common+*/(1)/                                    12,000              3,000
-------------------------------------------------------------------------------
                                                              $      3,000
-------------------------------------------------------------------------------

Machinery -- 0.0%
-------------------------------------------------------------------------------
Thermadyne Holdings Corp., Common+*                 777       $     21,076
-------------------------------------------------------------------------------
                                                              $     21,076
-------------------------------------------------------------------------------

Metals - Industrial -- 0.2%
-------------------------------------------------------------------------------
Gulf States Steel, Warrants+*                       600       $         30

Terex Corp., Rights, Exp. 7/1/97+*                1,791                179

Terex Warrants, Exp. 12/31/00+*                   8,000            256,000

Triangle Wire & Cable, Inc., Common+*            31,667             63,334
-------------------------------------------------------------------------------
                                                              $    319,543
-------------------------------------------------------------------------------

Total Common Stocks, Warrants and Rights
    (identified cost $2,468,673)                              $  1,553,344
-------------------------------------------------------------------------------

Short-Term Investments -- 4.4%

                                             Principal
                                             Amount
Security                                     (000 omitted)    Value
-------------------------------------------------------------------------------
Associates Corp. of North America, 6.8%,
4/1/97                                       $ 7,435          $  7,435,000
-------------------------------------------------------------------------------

Total Short-Term Investments
    (at amortized cost)                                       $  7,435,000
-------------------------------------------------------------------------------

Total Investments -- 99.0%
    (identified cost $167,068,341)                            $169,149,257
-------------------------------------------------------------------------------

Other Assets, Less Liabilities-- 1.0%                         $  1,786,457
-------------------------------------------------------------------------------


Net Assets-- 100%                                             $170,935,714
-------------------------------------------------------------------------------

/(1)/ Security exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1997, the value of these securities amounted to $21,342,486 or 12.5% of net assets.
+     Restricted security (Note 8).
*     Non-income producing security.


                       See notes to financial statements

Eaton Vance Income Fund of Boston as of March 31, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of March 31, 1997

Assets
--------------------------------------------------------------------------------
Investment at value (Note 1A)
     (identified cost, $167,068,341)                               $169,149,257

Cash                                                                      2,064

Receivable for investments sold                                         366,071

Receivable for Trust shares sold                                      1,041,287

Interest receivable                                                   4,068,928
--------------------------------------------------------------------------------
Total assets                                                       $174,627,607
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                  $  2,315,472

Payable for Trust shares redeemed                                       489,158

Distributions payable                                                   778,503

Payable to affiliate for Trustees' fees (Note 4)                          6,000

Accrued expenses                                                        102,760
--------------------------------------------------------------------------------
Total liabilities                                                  $  3,691,893
--------------------------------------------------------------------------------
Net Assets for 21,159,408 shares of beneficial
    interest outstanding                                           $170,935,714
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                    $187,258,873

Accumulated net realized loss on investments
    (computed on the basis of identified cost)                      (17,523,889)

Accumulated distributions in excess of net
    investment income                                                  (880,186)

Net unrealized appreciation of investments
    (computed on the basis of identified cost)                        2,080,916
--------------------------------------------------------------------------------
Total                                                              $170,935,714
--------------------------------------------------------------------------------


Net Asset Value and Redemption
Price Per Share
--------------------------------------------------------------------------------
($170,935,714 / 21,159,408 shares of
    beneficial interest outstanding)                               $       8.08
--------------------------------------------------------------------------------


Computation of Offering Price
--------------------------------------------------------------------------------
Offering price per share (100 / 96.25 of $8.08)                    $       8.39
--------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price is reduced.

Statement of Operations

For the Six Months Ended
March 31, 1997

Investment Income (Note 1B)
--------------------------------------------------------------------------------
Dividends                                                          $        422

Interest                                                              8,290,299

Miscellaneous income                                                    179,302
--------------------------------------------------------------------------------
Total investment income                                            $  8,470,023
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 4)                                    $    493,418

Compensation of Trustees not members of the
    Investment Adviser's organization                                    12,013

Service fees (Note 5)                                                   109,365

Custodian fee                                                            50,827

Transfer and dividend disbursing agent fees                              68,250

Printing and postage                                                     30,598

Legal and accounting services                                            22,154

Registration fees                                                        38,964

Miscellaneous                                                            15,003
--------------------------------------------------------------------------------
Total expenses                                                     $    840,592
--------------------------------------------------------------------------------


Net investment income                                              $  7,629,431
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)                $ (1,145,933)
--------------------------------------------------------------------------------
Net realized loss on investment transactions                       $ (1,145,933)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                            $   (146,832)
--------------------------------------------------------------------------------
Net change in unrealized appreciation
    (depreciation) of investments                                  $   (146,832)
--------------------------------------------------------------------------------

Net realized and unrealized loss on investments                    $ (1,292,765)
--------------------------------------------------------------------------------

Net increase in net assets  from operations                        $  6,336,666
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Income Fund of Boston as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets



                                           Six Months Ended
Increase (Decrease)                        March 31, 1997           Year Ended
in Net Assets                              (Unaudited)              September 30, 1996
----------------------------------------------------------------------------------------
From operations --

    Net investment income                     $   7,629,431              $  12,162,914

    Net realized loss on
        investment transactions                  (1,145,933)                (1,311,602)

    Change in unrealized appreciation
        (depreciation) of investments              (146,832)                 4,839,422
----------------------------------------------------------------------------------------
Net increase in net assets
    from operations                           $   6,336,666              $  15,690,734
----------------------------------------------------------------------------------------
Distributions to shareholders --

    From net investment income                $  (7,604,582)             $ (12,162,914)

    In excess of net investment income                   --                   (180,838)
----------------------------------------------------------------------------------------
Total distributions to shareholders           $  (7,604,582)             $ (12,343,752)
----------------------------------------------------------------------------------------
Transactions in shares of beneficial
    interest (Note 2) --

    Proceeds from sales of shares             $  47,064,731              $  45,698,870

    Net asset value of shares issued to
        shareholders in payment of
        distributions declared                    3,571,069                  6,333,668

    Cost of shares redeemed                     (22,275,888)               (17,949,773)
----------------------------------------------------------------------------------------
Net increase in net assets from Trust
    share transactions                        $  28,359,912              $  34,082,765
----------------------------------------------------------------------------------------


Net increase in net assets                    $  27,091,996              $  37,429,747
----------------------------------------------------------------------------------------


Net Assets
----------------------------------------------------------------------------------------
At beginning of period                        $ 143,843,718              $ 106,413,971
----------------------------------------------------------------------------------------
At end of period                              $ 170,935,714              $ 143,843,718
----------------------------------------------------------------------------------------


Accumulated distributions
in excess of net
investment income
included in net assets
----------------------------------------------------------------------------------------
At end of period                              $    (880,186)             $    (905,035)
----------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Income Fund of Boston as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                           Six Months Ended                  Year Ended September 30,
                                                           March 31, 1997    -------------------------------------------------------
                                                           (Unaudited)         1996        1995        1994        1993       1992
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.12       $   7.92    $   7.90    $   8.40    $  8.33    $  7.56
------------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                         $   0.41       $   0.80    $   0.82    $   0.83    $  0.92    $  0.97
Net realized and unrealized gain (loss) on investments           (0.05)          0.21        0.02       (0.47)      0.07       0.77
------------------------------------------------------------------------------------------------------------------------------------
Total income from operations                                  $   0.36       $   1.01    $   0.84    $   0.36    $  0.99    $  1.74
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                    $  (0.40)      $  (0.80)   $  (0.82)   $  (0.81)   $ (0.92)   $ (0.97)
In excess of net investment income                                  --          (0.01)         --       (0.05)        --         --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           $  (0.40)      $  (0.81)   $  (0.82)   $  (0.86)   $ (0.92)   $ (0.97)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                $   8.08       $   8.12    $   7.92    $   7.90    $  8.40    $  8.33
------------------------------------------------------------------------------------------------------------------------------------

Total Return /(1)/                                                4.42%         13.41%      11.25%       4.25%     12.59%     24.25%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                       $170,936       $143,844    $106,414    $103,482    $95,123    $85,778
Ratio of net expenses to average daily net assets                 1.07%+         1.07%       1.09%       1.04%      1.03%      1.08%
Ratio of net investment income to average daily net assets        9.69%+         9.96%      10.50%       9.75%     11.01%     12.02%

Portfolio Turnover                                                  41%            81%         84%         70%       102%        90%
------------------------------------------------------------------------------------------------------------------------------------

+   Annualized.

/(1)/ Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.




                       See notes to financial statements

Eaton Vance Income Fund of Boston as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    Eaton Vance Income Fund of Boston (the Trust), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Investments listed on securities exchanges or NASDAQ are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date.

    C Federal Taxes -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 1996, the Trust, for federal income tax purposes, had a capital loss carryover of $15,003,963 which will reduce the Trust's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryovers will expire on September 30, 1999 ($7,407,810), 2000 ($5,148,498), 2003 ($1,177) and 2004
    ($2,446,478). Additionally, at September 30, 1996, net capital losses of $1,318,745 attributable to security transactions incurred after October 31, 1995, are treated as arising on the first day of the Trust's current taxable year.

    D Distributions to Shareholders -- The net investment income of the Trust is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Trust at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Trust or, at the election of the shareholder, in cash. The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

    E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    F Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities sold are determined on the basis of identified cost.

    G Expense Reduction -- Investors Bank and Trust Company (IBT) serves as custodian of the Fund. Pursuant to the Custodian Agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Trust maintains with IBT. Any significant credit balance used to reduce the Trust's custodian fee is reflected as a reduction of operating expenses in the Statement of Operations.

            Eaton Vance Income Fund of Boston as of March 31, 1997
               NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

    H Interim Financial Information -- The interim financial statements relating to March 31, 1997 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2   Shares of Beneficial Interest
    ----------------------------------------------------------------------------
    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Trust shares were as follows:

                                     Six Months Ended
                                     March 31, 1997      Year Ended
                                     (Unaudited)         September 30, 1996
    ----------------------------------------------------------------------------
    Sales                                   5,732,828             5,726,284

    Issued to shareholders
      electing to receive
      payment of distributions
      in Trust shares                         436,650               793,091

    Redemptions                            (2,715,739)           (2,248,018)
    ----------------------------------------------------------------------------

    Net increase                            3,453,739             4,271,357
    ----------------------------------------------------------------------------


3   Purchases and Sales of Investments
    ----------------------------------------------------------------------------
    The Trust invests primarily in debt securities. The ability of the issuers of the debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $86,375,897 and $61,701,091, respectively, for the six months ended March 31, 1997.


4   Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee, computed at a monthly rate of 5/96 of 1% (5/8 of 1% annually) of the Trust's average monthly net assets, was earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Trust. Except as to Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Trust's principal underwriter, did not receive any of the sales charge on sales of Trust shares during the six months ended March 31, 1997. Certain of the officers and Trustees of the Trust are officers and directors/trustees of the above organizations.


5   Service Plan
    ----------------------------------------------------------------------------
    The Trustees on behalf of the Trust have adopted a Service Plan (the Plan) designed to meet the requirements of the revised sales charge rule of The National Association of Securities Dealers Inc. The Service Plan provides that the Trust may make service fee payments to the Principal Underwriter, Eaton Vance Distributors, Inc, a subsidiary of Eaton Vance Management, Authorized Firms or other persons in amounts not exceeding 0.25% of the Trust's average daily net assets for any fiscal year. The Trustees have initially implemented the Plan by authorizing the Trust to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% of that portion of the Trust's average daily net assets for any fiscal year which is attributable to shares of the Trust sold on or after May 22, 1989 by such persons and remaining outstanding for at least twelve months. Such payments are made for personal services and/or the maintenance of shareholder accounts. Pursuant to the Plan, the Trust made provisions of $109,365 under the Plan to the Principal Underwriter and Authorized Firms during the six months ended March 31, 1997.


6   Line of Credit
    ----------------------------------------------------------------------------
    The Trust participates with other funds and portfolios managed by EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Trust solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each fund or portfolio based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Trust did not have any significant borrowings or allocated fees during the six months ended March 31, 1997.


7   Federal Income Tax Basis of Investments
    ----------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investments owned at March 31, 1997, as computed on a federal income tax basis, were as follows:

     Aggregate cost                                         $  167,123,589
     -----------------------------------------------------------------------
     Gross unrealized appreciation                          $    5,887,367
     Gross unrealized depreciation                              (3,861,699)
     -----------------------------------------------------------------------
     Net unrealized appreciation                            $    2,025,668
     -----------------------------------------------------------------------

            Eaton Vance Income Fund of Boston as of March 31, 1997
               NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


8   Restricted Securities
    ----------------------------------------------------------------------------
    At March 31, 1997, The Trust owned the following securities (representing 0.86% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A Securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.


                          Date of
     Description          Acquisition   Shares/Face       Cost   Fair Value
     --------------------------------------------------------------------------
     Corporate Note
     --------------------------------------------------------------------------
     Inflo Holdings Corp,
       Promissory Note, 10%,
       1/27/07                9/13/96    1,100,000  $  773,226   $  924,000

     Common Stocks, Warrants, and Rights
     --------------------------------------------------------------------------
     American Telecasting,
       Inc., Wts.             1/16/96        1,400   $  38,500     $  2,800

     Australis Media Ltd.,
       Wts.                   5/26/95        1,300           0            0

     CS Wireless Systems,
       Inc, Common            1/14/97          198           0            0

     Gulf States Steel, Wts   8/23/95          600           0           30

     In Flight Phone Corp,
       Wts, 8/31/02          11/28/95          400           0            0

     Microcell
       Telecommunication,
       Wts                   10/29/96       11,200           0      112,000

     Microcell
       Telecommunication,
       Wts                   10/29/96       11,200           0        7,560

     Nextel Communications
       Wts, 4/25/99           10/4/94        1,800           0          450

     SD Warren Co.,
        Wts, 12/15/06         5/15/95       12,000           0       48,000

     Servam Corp, Wts,
       $2.00 4/1/01          12/15/87        7,864           0            0

     Servam Corp, Wts,
       $4.50 4/1/01          12/15/87        1,768           0            0

     Servam Corp., Common    12/15/87          884           0            0

     Sterling Chemicals
       Holdings, Wts         10/11/96          800           0       28,000

     Terex Corp., Rights,
       Exp 7/1/97             11/7/94        1,791           0          179

     Terex Warrants,
       Exp 12/31/00          12/20/93        8,000       1,600      256,000

     Thermadyne Holdings
       Corp., Common          5/17/94          777      18,900       21,076

     Triangle Wire & Cable
       Inc., Common            5/2/94       31,667     750,000       63,334

     United International
       Holdings, Inc, Wts,
       exp. 11/15/99         11/16/94        1,960      55,546       14,210
     --------------------------------------------------------------------------
                                                    $1,637,772  $1 ,477,639
     --------------------------------------------------------------------------

Eaton Vance Income Fund of Boston as of March 31, 1997

INVESTMENT MANAGEMENT




Eaton Vance Income Fund of Boston


                Officers

                M. Dozier Gardner
                President and Trustee

                Hooker Talcott, Jr.
                Vice President and
                Co-Portfolio Manager

                Michael W. Weilheimer
                Vice President and
                Co-Portfolio Manager

                James L. O'Connor
                Treasurer

                Thomas Otis
                Secretary


                Independent Trustees

                Kenneth C. Knight
                Consultant

                Donald R. Dwight
                President, Dwight Partners, Inc.
                Chairman, Newspapers of New England, Inc.

                Robert Gluck
                Management Consultant

                Samuel L. Hayes, III
                Jacob H. Schiff Professor of Investment
                Banking, Harvard University Graduate School of
                Business Administration

                Norton H. Reamer
                President and Director, United Asset
                Management Corporation

                John L. Thorndike
                Formerly Director, Fiduciary Company Incorporated

Administrator of Eaton Vance
Income Fund of Boston
Eaton Vance Management
24 Federal Street
Boston, MA 02110


Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617)482-8260


Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537


Transfer Agent
First Data Investor Services Group, Inc.
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123


Legal Counsel
Gordon Altman Butowsky Weitzen
Shalov & Wein
114 West 47th Street
New York, NY 10036


Independent Accountants
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109


Eaton Vance Income Fund of Boston
24 Federal Street
Boston, MA 02110


--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------